Analysis of performance by segment - Risk margin reserve (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Risk margin reserve
Debt securities | £	[1]							£ 175,356	£ 171,374
Jackson (US insurance operations) | Debt securities
Risk margin reserve
RMR (as a percent)		0.18%		0.21%		0.21%		0.18%	0.21%
Annual expected loss		$ (104)	£ (77)	$ (112)	£ (86)	$ (120)	£ (89)
Related amortisation of deferred acquisition costs		22	15	21	15	23	17
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit related losses		(82)	(62)	(91)	(71)	(97)	(72)
Pre-tax net unrealised losses on debt securities classified as available-for-sale | £			(1,371)		541		48
Jackson (US insurance operations) | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 57,138		$ 55,290		$ 56,418
Jackson (US insurance operations) | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)		0.10%		0.12%		0.12%		0.10%	0.12%
Annual expected loss		$ (31)	(23)	$ (33)	(25)	$ (36)	(27)
Jackson (US insurance operations) | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 29,982		$ 27,277		$ 29,051
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.21%		0.22%		0.24%		0.21%	0.22%
Annual expected loss		$ (55)	(40)	$ (58)	(45)	$ (62)	(46)
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 25,814		$ 26,626		$ 25,964
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.98%		1.03%		1.07%		0.98%	1.03%
Annual expected loss		$ (10)	(8)	$ (11)	(8)	$ (11)	(8)
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 1,042		$ 1,046		$ 1,051
Jackson (US insurance operations) | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)		2.64%		2.70%		2.95%		2.64%	2.70%
Annual expected loss		$ (8)	£ (6)	$ (9)	(7)	$ (9)	(7)
Jackson (US insurance operations) | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 289		$ 318		$ 312
Jackson (US insurance operations) | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)		3.69%		3.78%		3.81%		3.69%	3.78%
Annual expected loss				$ (1)	£ (1)	$ (2)	£ (1)
Jackson (US insurance operations) | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 11		$ 23		$ 40

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.